UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22432

Oxford Lane Capital Corp.
(Exact name of registrant as specified in charter)

8 Sound Shore Drive, Suite 255 Greenwich, CT	06830
(Address of principal executive offices)	(Zip code)

Jonathan H. Cohen Chief Executive Officer Oxford Lane Capital Corp. 8 Sound Shore Drive, Suite 255 Greenwich, CT 06830
(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 983-5275

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

OXFORD LANE CAPITAL CORP.

SCHEDULE OF INVESTMENTS

JUNE 30, 2017

(Unaudited)

Item 1. Schedule of Investments

COMPANY(1)/INVESTMENT	INDUSTRY	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Debt Investments
Mountain Hawk II CLO, Ltd.	structured finance
CLO secured notes - Class E(3)(4)(6), (LIBOR + 4.80%, due July 20, 2024)		$6,000,000	$4,965,347	$5,070,000

Magnetite 19 CLO, Ltd.	structured finance
CLO income notes - Class F(3)(4)(6), (LIBOR + 7.61%, due July 17, 2030)		4,125,000	3,867,188	3,867,188

North End CLO, Ltd.	structured finance
CLO income notes - Class F(3)(4)(6), (LIBOR + 4.60%, due July 17, 2025)		750,000	715,394	723,450

OFSI Fund VII, Ltd.	structured finance
CLO secured notes - Class F(3)(4)(6), (LIBOR + 5.65%, due October 18, 2026)		5,564,000	4,801,174	4,924,140

Parallel 2015-1, Ltd.	structured finance
CLO income notes - Class F(3)(4)(6), (LIBOR + 6.60%, due July 20, 2027)		2,877,193	2,680,366	2,670,898

Venture XXI CLO, Ltd.	structured finance
CLO income notes - Class F(3)(4)(6), (LIBOR + 6.60%, due July 15, 2027)		2,875,000	2,661,587	2,674,038

Telos CLO 2013-3, Ltd.	structured finance
CLO secured notes - Class F(3)(4)(6), (LIBOR + 5.50%, due January 17, 2024)		3,000,000	2,786,447	3,000,000
Total Collateralized Loan Obligation - Debt Investments			$22,477,503	$22,929,714	9.34%

Collateralized Loan Obligation - Equity Investments
Ares XLIII CLO, Ltd.	structured finance
CLO subordinated notes(5)(7)(9), (estimated yield 13.88%, maturity October 15, 2029)		$16,320,000	$14,900,327	$13,567,706

AMMC CLO XII, Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 26.13%, maturity May 10, 2025)		8,428,571	4,302,705	3,371,428

Ares XXV CLO Ltd.	structured finance
CLO subordinated notes(5)(7)(12), (estimated yield 1.72%, maturity January 17, 2024)		15,500,000	3,015,354	2,790,000

Ares XXVI CLO Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 21.88%, maturity April 15, 2025)		15,115,000	6,598,774	5,531,824

Ares XXIX CLO Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 10.56%, maturity April 17, 2026)		12,750,000	8,414,386	6,364,243

Atrium XII CLO	structured finance
CLO subordinated notes(5)(7), (estimated yield 18.81%, maturity October 22, 2026)		34,762,500	27,754,706	34,762,500

Battalion CLO VII Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 12.17%, maturity October 17, 2026)		24,000,000	17,653,943	11,760,000

Benefit Street Partners CLO V Ltd.	structured finance
CLO preference shares (5)(7), (estimated yield 23.32%, maturity October 20, 2026)		8,000,000	5,349,189	4,640,000

Blue Hill CLO, Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 32.70%, maturity January 15, 2026)		15,125,000	5,133,202	4,249,209
CLO subordinated fee notes(8), (maturity January 15, 2026)		96,635	17,931	11,402

B&M CLO 2014-1 LTD	structured finance
CLO subordinated notes(5)(7), (estimated yield 15.51%, maturity April 16, 2026)		2,000,000	987,464	780,000

(Continued on next page)

See Accompanying Notes

OXFORD LANE CAPITAL CORP.

SCHEDULE OF INVESTMENTS – (continued)

JUNE 30, 2017

(Unaudited)

COMPANY(1)/INVESTMENT	INDUSTRY	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Bristol Park CLO, Ltd.	structured finance
CLO income notes(5)(7), (estimated yield 15.18%, maturity April 15, 2029)		$7,000,000	$5,773,032	$5,880,000

Carlyle Global Market Strategies CLO 2013-2, Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 12.58%, maturity April 18, 2025)		9,250,000	6,359,800	5,341,084

CENT CLO 16, L.P.	structured finance
CLO subordinated notes(5)(7), (estimated yield 11.74%, maturity August 01, 2024)		10,500,000	5,629,921	6,510,000

CIFC Funding 2014-III, Ltd.	structured finance
CLO income notes(5)(7), (estimated yield 29.06%, maturity July 22, 2026)		10,000,000	6,236,434	6,400,000

CIFC Funding 2015-I, Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 18.21%, maturity January 22, 2027)		9,750,000	7,503,093	7,312,500

Dryden 42 Senior Loan Fund	structured finance
CLO subordinated notes(5)(7), (estimated yield 14.96%, maturity July 15, 2027)		7,000,000	5,813,220	5,934,688

Golub Capital Partners CLO 35(B), Ltd.,	structured finance
CLO subordinated notes(5)(7)(9), (estimated yield 13.20%, maturity July 20, 2029)		5,000,000	4,282,270	3,992,254

Halcyon Loan Advisors Funding 2015-1 Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 30.94%, maturity April 20, 2027)		6,000,000	3,079,155	3,180,000

Hull Street CLO Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 17.01%, maturity October 18, 2026)		15,000,000	9,641,042	5,550,000

Ivy Hill Middle Market Credit VII, Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 19.23%, maturity October 20, 2025)		7,000,000	5,548,046	4,865,858

Jamestown CLO III, Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 37.75%, maturity January 15, 2026)		15,575,000	7,840,019	8,099,000

Jamestown CLO IV, Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 46.89%, maturity July 15, 2026)		8,500,000	3,115,710	3,825,000

JFIN CLO 2015-II Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 23.42%, maturity October 17, 2026)		5,750,000	4,596,887	4,772,627

KVK 2014-3	structured finance
CLO subordinated notes(5)(7), (estimated yield 36.34%, maturity October 15, 2026)		5,500,000	1,680,227	1,650,000

Midocean Credit CLO VI	structured finance
CLO income notes(5)(7), (estimated yield 18.46%, maturity January 20, 2029)		24,700,000	21,327,688	21,983,000

Mountain Hawk II CLO, Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 16.09%, maturity July 20, 2024)		25,670,000	10,022,788	6,930,900

Mountain Hawk III CLO, Ltd.	structured finance
CLO M notes(8), (maturity April 18, 2025)		2,389,676	-	109,420

Neuberger Berman CLO XII, Ltd.	structured finance
CLO subordinated notes(5)(7)(11), (estimated yield 0.00%, maturity July 25, 2023)		22,200,000	-	111,000

Neuberger Berman CLO XIII, Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 6.06%, maturity January 23, 2024)		6,255,000	2,328,657	2,064,150

North End CLO, Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 39.66%, maturity July 17, 2025)		8,500,000	2,036,047	1,422,842

(Continued on next page)

See Accompanying Notes

OXFORD LANE CAPITAL CORP.

SCHEDULE OF INVESTMENTS – (continued)

JUNE 30, 2017

(Unaudited)

COMPANY(1)/INVESTMENT	INDUSTRY	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
OFSI Fund VII, Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 13.32%, maturity October 18, 2026)		$28,840,000	$21,110,679	$18,746,000

OZLM XIV, Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 18.72%, maturity January 15, 2029)		17,000,000	13,223,565	13,425,061

OZLM IX, Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 18.20%, maturity January 20, 2027)		4,750,000	3,769,099	3,610,000

Parallel 2015-1 Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 13.58%, maturity July 20, 2027)		10,250,000	7,035,122	6,150,000

Race Point IX CLO, Ltd.	structured finance
CLO preferred shares(5)(7), (estimated yield 25.65%, maturity April 15, 2027)		3,785,000	2,219,568	2,326,717

Regatta III Funding Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 43.21%, maturity April 15, 2026)		3,750,000	1,564,240	1,660,042

Shackleton II CLO, Ltd.	structured finance
CLO subordinated notes(5)(7)(12), (estimated yield 8.92%, maturity October 20, 2023)		28,000,000	14,153,454	12,600,000

Shackleton 2015-VII CLO, Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 22.23%, maturity April 15, 2027)		10,500,000	8,383,173	8,084,372

Shackelton 2017-X CLO, Ltd.	structured finance
CLO subordinated notes(5)(7)(9), (estimated yield 16.45%, maturity April 20, 2029)		22,000,000	20,603,545	20,240,000

Shackelton 2017-XI CLO, Ltd.	structured finance
CLO subordinated notes(5)(7)(9), (estimated yield 16.11%, maturity August 15, 2030)		10,000,000	9,179,050	9,175,000

Sheridan Square CLO, Ltd.	structured finance
CLO subordinated notes(5)(7)(12), (estimated yield 3.96%, maturity April 15, 2025)		3,300,000	748,362	561,000

Sound Point CLO VIII, Ltd.	structured finance
CLO subordinated fee notes(8), (maturity April 15, 2027)		224,719	202,247	83,795

Telos CLO 2013-3, Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 34.45%, maturity January 17, 2024)		10,333,334	6,535,320	5,580,000

Telos CLO 2013-4, Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 33.34%, maturity July 17, 2024)		11,350,000	6,692,060	6,492,905

(Continued on next page)

See Accompanying Notes

OXFORD LANE CAPITAL CORP.

SCHEDULE OF INVESTMENTS – (continued)

JUNE 30, 2017

(Unaudited)

COMPANY(1)/INVESTMENT	INDUSTRY	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
THL Credit Wind River 2014-3 CLO Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 25.08%, maturity January 22, 2027)		$18,530,000	$14,568,125	$15,565,200

THL Credit Wind River 2017-1 CLO Ltd.	structured finance
CLO subordinated notes(5)(7)(9), (estimated yield 16.78%, maturity April 18, 2029)		12,000,000	11,190,665	10,800,000

Venture XIV CLO, Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 26.45%, maturity August 28, 2025)		9,000,000	5,247,929	5,040,000

Venture XVII CLO, Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 22.84%, maturity July 15, 2026)		17,000,000	11,713,894	10,573,412

Venture XVIII CLO, Ltd.	structured finance
CLO subordinated fee notes(8), (maturity October 15, 2026)		357,055	-	100,382

Venture XXI CLO, Ltd.	structured finance
CLO subordinated fee notes(8), (maturity July 15, 2027)		15,125,000	10,434,886	10,587,500

Venture XXV CLO, Ltd.	structured finance
CLO subordinated notes(5)(7)(9), (estimated yield 17.20%, maturity April 20, 2029)		4,000,000	4,025,027	4,200,000

Wellfleet 2016-2 CLO, Ltd.	structured finance
CLO subordinated notes(5)(7), (estimated yield 16.41%, maturity October 15, 2028)		10,000,000	8,404,353	8,300,000

Other CLO equity related investments	structured finance
CLO other(8)			-	3,204,502
Total Collateralized Loan Obligation - Equity Investments			$387,946,380	$370,868,523	151.09%

Total Investments			$410,423,883	$393,798,237	160.43%

Cash and Cash Equivalents
First American Government Obligations Fund(13)			$68,255,227	$68,255,227

Total Cash and Cash Equivalents			$68,255,227	$68,255,227	27.81%

Total Investments, Cash and Cash Equivalents			$478,679,110	$462,053,464	188.24%

LIABILITIES IN EXCESS OF OTHER ASSETS				(216,598,695)
NET ASSETS (equivalent to $10.18 per share based on 24,120,951 shares of common stock outstanding)				$245,454,769

(1)	We do not "control" and are not an "affiliate" of any of our portfolio companies, each as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). In general, under the 1940 Act, we would be presumed to "control" a portfolio company if we owned 25% or more of its voting securities and would be an "affiliate" of a portfolio company if we owned 5% or more of its voting securities.
(2)	Fair value is determined in good faith by the Board of Directors of the Fund.
(3)	Notes bear interest at variable rates.
(4)	Cost value reflects accretion of original issue discount or market discount.
(5)	Cost value reflects accretion of effective yield less any cash distributions received or entitled to be received from CLO equity investments.
(6)	The CLO secured notes generally bear interest at a rate determined by reference to three-month LIBOR which resets quarterly. For each CLO debt investment, the rate provided is as of June 30, 2017.
(7)	The CLO subordinated notes and income notes are considered equity positions in the CLO funds. Equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of the payments made by the underlying fund's securities less contractual payments to debt holders and fund expenses. The estimated yield indicated is based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.
(8)	Fair value represents discounted cash flows associated with fees earned from CLO equity investments
(9)	Investment has not made inaugural distribution for relevant period end. See "Note 2. Summary of Significant Accounting Policies - Investment Income Recognition."
(10)	The subordinated shares represent an investment in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO vehicle.
(11)	The CLO was optionally redeemed during the quarter ended March 31, 2017. The cost basis reflects distributions received in excess of investment carrying value.
(12)	The CLO was optionally redeemed during the quarter ended June 30, 2017. The cost basis reflects distributions received in excess of investment carrying value.
(13)	Represents cash equivalents held in a money market account as of June 30, 2017.

See Accompanying Notes

OXFORD LANE CAPITAL CORP.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2017

(Unaudited)

NOTE 1. INVESTMENT VALUATION

Oxford Lane Capital Corp. (“OXLC”, “we” or the “Fund”) determines fair value of its investment portfolio in accordance with the provisions of  Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 820, Fair Value Measurement and Disclosure. A significant estimate made in the preparation of OXLC’s financial statements is the valuation of investments and the related amounts of unrealized appreciation and depreciation of investments recorded. OXLC believes that there is no single definitive method for determining fair value in good faith. As a result, determining fair value requires that judgment be applied to the specific facts and circumstances of each portfolio investment while employing a consistently applied valuation process for the types of investments OXLC makes.

ASC 820-10 clarified the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities in markets that are not active; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions. OXLC considers the attributes of current market conditions on an on-going basis and has determined that due to the general illiquidity of the market for its investment portfolio, whereby little or no market data exists, all of OXLC’s investments are valued based upon “Level 3” inputs as of June 30, 2017.

Collateralized Loan Obligations — Debt and Equity

OXLC has acquired debt and equity positions in collateralized loan obligation (“CLO”) investment vehicles and has purchased CLO warehouse facilities. These investments are special purpose financing vehicles. In valuing such investments, OXLC considers the indicative prices provided by a recognized industry pricing service as a primary source, and the implied yield of such prices, supplemented by actual trades executed in the market at or around period-end, as well as the indicative prices provided by the broker who arranges transactions in such investment vehicles. OXLC also considers those instances in which the record date for an equity distribution payment falls on the last day of the period, and the likelihood that a prospective purchaser would require a downward adjustment to the indicative price representing substantially all of the pending distribution. Additional factors include any available information on other relevant transactions, including firm bids and offers in the market and information resulting from bids-wanted-in-competition. In addition, OXLC considers the operating metrics of the specific investment vehicle, including compliance with collateralization tests, defaulted and restructured securities, and payment defaults, if any. OXLC Management, LLC (“OXLC Management”) or the Fund’s board of directors (the “Board of Directors”) may request an additional analysis by a third-party firm to assist in the valuation process of CLO investment vehicles. All information is presented to the Board of Directors for its determination of fair value of these investments.

OXFORD LANE CAPITAL CORP.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2017

(Unaudited)

NOTE 2. FAIR VALUE

The Fund’s assets measured at fair value on a recurring basis subject to the disclosure requirements of ASC 820-10 at June 30, 2017 were as follows:

	Fair Value Measurements at Reporting Date Using
Assets ($ in millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

CLO debt	$-	$-	$22.9	$22.9
CLO equity	-	-	370.9	370.9
Total investments at fair value	-	-	393.8	393.8
Cash and cash equivalents	68.3	-	-	68.3
Total assets at fair value	$68.3	$-	$393.8	$462.1

Financial Instruments Disclosed, But Not Carried, At Fair Value

The following table presents the carrying value and fair value of the Fund’s financial liabilities disclosed, but not carried, at fair value as of June 30, 2017 and the level of each financial liability within the fair value hierarchy:

($ in millions)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
7.50% Series 2023 Term Preferred Shares	$84.8	$92.1	$-	$92.1	$-
8.125% Series 2024 Term Preferred Shares	48.8	50.6	-	50.6	-
6.75% Series 2024 Term Preferred Shares	66.0	68.0	-	68.0	-
Total	$199.6	$210.7	$-	$210.7	$-

Significant Unobservable Inputs for Level 3 Investments

In accordance with ASC 820-10, the following table provides quantitative information about the Fund’s Level 3 fair value measurements as of June 30, 2017. The Fund’s valuation policy, as described above, establishes parameters for the sources and types of valuation analysis, as well as the methodologies and inputs that the Fund uses in determining fair value. If the Board of Directors or OXLC Management determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work may be undertaken. The weighted average calculations in the table below are based on the fair value within each respective valuation techniques and methodologies and asset category.

	Quantitative Information about Level 3 Fair Value Measurements
Assets	Fair Value as of June 30, 2017	Valuation Techniques / Methodologies	Unobservable Input	Range / Weighted Average(5)
	($ in millions)
CLO debt	$15.0	Market quotes	NBIB(1)	82.4%-90.2% / 86.9%
	4.9	Recent transactions	Actual trade (2)	88.5% (3)
	3.0	Repayment	Proceeds	100.0% (3)

CLO equity	329.9	Market quotes	NBIB(1)	0.5%-105.0% / 61.0%
	17.6	Recent transactions	Actual trade (2)	79.8%-83.1% / 82.4%
	19.9	Yield Analysis	Yield assumptions	16.7%-53.0% / 40.8%

CLO equity - side letters	3.5	Discounted cash flow(4)	Discount rate(4)	9.0%-16.0% / 14.4%
Total Fair Value for Level 3 Investments	$393.8

OXFORD LANE CAPITAL CORP.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2017

(Unaudited)

NOTE 2. FAIR VALUE – (continued)

(1)	The Fund generally uses non-binding indicative bid (“NBIB”) prices provided by an independent pricing service or broker on or near the valuation date as the primary basis for the fair value determinations for CLO debt and equity investments, which may be adjusted for pending equity distributions as of the valuation date. These bid prices are non-binding, and may not be determinative of fair value. Each bid price is evaluated by the Board of Directors in conjunction with additional information compiled by OXLC Management, including performance and covenant compliance information as provided by the independent trustee.
(2)	Prices provided by independent pricing services are evaluated in conjunction with actual trades, and in certain cases, the value represented by actual trades may be more representative of fair value as determined by the Board of Directors.
(3)	Represents a single investment fair value position, and therefore the range/weighted average is not applicable.
(4)	The Fund will calculate the fair value of certain CLO equity investments based upon the net present value of expected contractual payment streams discounted using estimated market yields for the equity tranche of the respective CLO vehicle. OXLC will also consider those investments in which the record date for an equity distribution payment falls on the last day of the period, and the likelihood that a prospective purchaser would require an adjustment to the transaction price representing substantially all of the pending distribution.
(5)	Weighted averages are calculated based on fair value of investments.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a significantly lower or higher fair value measurement.

NOTE 3. INVESTMENT INCOME

Income from securitization vehicles and equity investments

Income from securitization vehicles and equity investments in the equity class securities of CLO vehicles (typically income notes or subordinated notes) is recorded using the effective interest method in accordance with the provisions of ASC 325-40, Beneficial Interests in Securitized Financial Assets, based upon a calculation of the effective yield to the expected redemption date based on an estimate of future cash flows, including those CLO equity investments that have not made their inaugural distribution for the relevant period end. The Fund monitors the expected residual payments, and the effective yield is determined and updated quarterly, as needed. Accordingly, investment income recognized on CLO equity securities in the statement of operations presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) differs from both the tax-basis investment income and from the cash distributions actually received by the Fund during the period.

The Fund also records income on its investments in CLO warehouse facilities based on a stated rate as per the underlying note purchase agreement or, if there is no stated rate, then an estimated rate is calculated using a base case model projecting the timing of the ramp-up of the CLO warehouse facility.

Interest Income – Debt Investments

Interest income is recorded on an accrual basis using the contractual rate applicable to each debt investment and includes the accretion of discounts and amortization of premiums. Discounts from and premiums to par value on securities purchased are accreted/amortized into interest income over the life of the respective security using the effective interest method. The amortized cost of investments represents the original cost adjusted for the accretion of discounts and amortization of premiums, if any.

Generally, if the Fund does not expect the borrower to be able to service its debt and other obligations, the Fund will, on a discretionary basis, place the debt instrument on non-accrual status and will generally cease recognizing interest income on that loan for financial reporting purposes until all principal and interest have been brought current through payment or due to restructuring such that the interest income is deemed to be collectible. The Fund generally restores non-accrual loans to accrual status when past due principal and interest is paid and, in the Fund’s judgment, the payments are likely to remain current. As of June 30, 2017, the Fund had no non-accrual assets in its portfolio.

Other Income

Other income includes distributions from fee letters and success fees associated with portfolio investments. Distributions from CLO equity fee letter investments are an enhancement to the return on a CLO equity investment, are based upon a percentage of the collateral manager’s fees, and are recorded as other income when earned. The Fund may also earn success fees associated with its investments in CLO warehouse facilities, which are contingent upon a take-out of the warehouse by a permanent CLO structure; such fees are earned and recognized when the take-out is completed.

OXFORD LANE CAPITAL CORP.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2017

(Unaudited)

NOTE 4. U.S. FEDERAL INCOME TAXES

The Fund intends to operate so as to continue to qualify to be taxed as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and, as such, to not be subject to U.S. federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, OXLC is required to distribute at least 90% of its investment company taxable income, as defined by the Code.

Because U.S. federal income tax regulations differ from GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future.

Differences between distributions and net investment income may also result from the treatment of short-term gains as ordinary income for tax purposes. Our distribution policy is based upon our estimate of our distributable net investment income, which includes actual distributions from our CLO equity class investments, with further consideration given to our realized gains or losses on a taxable basis.

As of June 30, 2017, the cost and net unrealized depreciation of securities on a tax basis were as follows:

Cost for federal income tax purposes	$452,043,747
Gross unrealized appreciation	24,858,401

Gross unrealized depreciation	(83,103,911)
Net unrealized depreciation	$(58,245,510)

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940,  as amended, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)        There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OXFORD LANE CAPITAL CORP.

By:	/s/ Jonathan H. Cohen
Name: Jonathan H. Cohen
Title: Chief Executive Officer

Date: August 11, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan H. Cohen	By:	/s/ Bruce L. Rubin
	Name: Jonathan H. Cohen		Name: Bruce L. Rubin
	Title: Chief Executive Officer		Title: Chief Financial Officer
	(Principal Executive Officer)		(Principal Financial Officer)

	Date: August 11, 2017		Date: August 11, 2017